Lease obligations (Tables)	12 Months Ended
Dec. 31, 2022
Lease obligations.
Summary of activity related to the Company's lease liabilities

Below is a summary of the activity related to the Company’s lease liabilities for the year ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Lease obligations, December 31, 2021	$1,188,769	$354,199	$689,644
Additions	386,090	953,868	12,199
Disposals	—	—	(67,787)
Interest on lease liabilities	114,131	34,712	53,549
Interest payments on lease liabilities	(114,131)	(34,712)	(53,549)
Principal payments of lease liabilities	(270,795)	(150,924)	(338,276)
Foreign exchange difference	(97,816)	31,626	58,419
Lease obligations, end of year	$1,206,248	$1,188,769	$354,199

Schedule of minimum payments under all agreements

2023	$679,718
2024	496,123
2025	232,461
$1,408,302